SCHEDULE OF AGENTS OPTIONS (Details) - Agent options [member]	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
IfrsStatementLineItems [Line Items]
Number of stock options outstanding, beginning balance | shares	103	8	4
Weighted average exercise price, beginning balance | $ / shares	$ 4,986.08	$ 63,126.00	$ 94,626.00
Number of stock options, granted | shares		95	4
Weighted average exercise price, granted | $ / shares		$ 90.09	$ 31,626.00
Number of stock options, expired/cancelled | shares	(2)
Weighted average exercise price, expired | $ / shares	$ 144,900.00
Number of stock options outstanding, ending balance | shares	101	103	8
Weighted average exercise price, ending balance | $ / shares	$ 35,640.85	$ 4,986.08	$ 63,126.00